Business segment information	12 Months Ended
Dec. 31, 2012
Business segment information
Business segment information

17.                     Business segment information

The Company identifies its reportable segments as the following three operating segments, based on the information used by its chief operating decision maker with respect to resource allocation and performance of the Company: Satellite services, Broadband satellite services and Programming distribution services. Satmex’s satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Except for the satellites, the Company’s assets are substantially all located in Mexico.

a.                            The following table presents the operating income (loss) items and assets information by reportable segment:

	Successor Registrant For the year ended December 31, 2012
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$120,358	$10,980	$14,504	$—	$145,842
Eliminations	(6,404)	(31)	—	—	(6,435)
Operating revenues	113,954	10,949	14,504	—	139,407

Cost and expenses	41,780	10,661	12,662	—	65,103
Eliminations	(13,529)	(4,835)	(2,180)	—	(20,544)
	28,251	5,826	10,482	—	44,559
Depreciation and amortization	63,237	821	893	—	64,951

Operating income	22,466	4,302	3,129	—	29,897

Interest expense	—	—	—	—	(4,444)
Interest income	—	—	—	—	522
Foreign exchange gain — net	—	—	—	—	524

Income before income tax	—	—	—	—	26,499

Income tax benefit	—	—	—	—	(14,820)

Net income	—	—	—	—	$41,319

Capital expenditures (includes paid and not yet paid)	$143,944	$464	$12	$—	$144,420

Total assets	$737,447	$21,732	$7,181	$(20,346)	$746,014

	Successor Registrant For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,448	$7,576	$—	$78,529
Eliminations	(3,791)	(15)	(13)	—	(3,819)
Operating revenues	59,714	7,433	7,563	—	74,710

Cost and expenses	25,627	5,599	6,240	—	37,466
Eliminations	(8,585)	(3,106)	(1,011)	—	(12,702)
	17,042	2,493	5,229	—	24,764
Depreciation and amortization	45,110	722	715	—	46,547

Operating income (loss)	(2,438)	4,218	1,619	—	3,399

Interest expense	—	—	—	—	(8,990)
Interest income	—	—	—	—	328
Foreign exchange loss — net	—	—	—	—	(1,461)

Loss before income tax	—	—	—	—	(6,724)

Income tax expense	—	—	—	—	12,133

Net loss	—	—	—	—	$(18,857)

Capital expenditures (includes paid and not yet paid)	$155,604	$47	$187	$—	$155,838

Total assets	$657,872	$20,861	$6,982	$(20,772)	$664,943

	Predecessor Registrant For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$5,198	$4,801	$—	$56,576
Eliminations	(2,843)	(8)	(15)	—	(2,866)
Operating revenues	43,734	5,190	4,786	—	53,710

Cost and expenses	22,202	5,080	3,748	—	31,030
Eliminations	(12,460)	(2,200)	(945)	—	(15,605)
	9,742	2,880	2,803	—	15,425

Depreciation and amortization	16,682	398	167	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766

Operating (loss) income	(11,456)	1,912	1,816	167	(7,561)

Interest expense	—	—	—	—	(19,499)
Interest income	—	—	—	—	150
Foreign exchange gain — net	—	—	—	—	349

Loss before income tax	—	—	—	—	(26,561)
Income tax expense	—	—	—	—	2,199

Net loss	—	—	—	—	$(28,760)

Capital expenditures (includes paid and not yet paid)	$78,522	$55	$69	$—	$78,646

Total assets	$795,778	$19,365	$8,573	$(29,806)	$793,910

	Predecessor Registrant
	For the year ended December 31, 2010
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$112,666	$12,924	$10,158	$—	$135,748
Eliminations	(6,885)	(14)	(87)	—	(6,986)
Operating revenues	105,781	12,910	10,071	—	128,762
Cost and expenses	37,326	10,556	9,714	—	57,596
Eliminations	(12,712)	(5,167)	(3,064)	—	(20,943)
	24,614	5,389	6,650	—	36,653

Depreciation and amortization	42,501	901	392	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

Operating income	28,108	6,620	3,029	(5,493)	32,264

Interest expense	—	—	—	—	(45,789)
Interest income	—	—	—	—	345
Foreign exchange gain — net	—	—	—	—	71

Loss before income tax	—	—	—	—	(13,109)

Income tax expense	—	—	—	—	779

Net loss	—	—	—	—	$(13,888)

Capital expenditures (include paid and not yet paid)	$67,959	$576	$—	$—	$68,535

Total assets	$416,760	$17,537	$2,896	$1,764	$438,957